Condensed financial information of the Company - Condensed balance sheets (Details)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	$ 22,544,893	¥ 20,979,642	$ 23,834,125	¥ 21,206,372
Prepayments	415,036		1,671,750
TOTAL ASSETS	61,142,847		73,092,885
LIABILITIES
Related party payables	39,639		46,649
Accrued expenses	1,537,511		861,550
TOTAL LIABILITIES	18,480,410		22,829,600
Shareholders' equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 and 14,900,000 shares issued and outstanding as of 30 September, 2022 and 31 March, 2022, respectively	2,980		2,980
Additional paid-in capital	18,055,407		18,055,407
Statutory reserve	745,590		745,590
Accumulated profits	26,034,769		29,018,885
Accumulated other comprehensive income	(2,176,309)		2,440,423
TOTAL SHAREHOLDERS' EQUITY	42,662,437		50,263,285		$ 50,691,714	$ 45,565,172
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	1,515,204		2,622,624
Deferred expenses	14,875		48,624
Prepayments	3,776,314		148,355
Investment in subsidiaries and VIE	38,047,177		48,796,630
TOTAL ASSETS	43,353,570		51,616,233
LIABILITIES
Related party payables	20,000		2,443
Amounts due to subsidiaries and VIE			967,522
Accrued expenses	671,133		382,983
TOTAL LIABILITIES	691,133		1,352,948
Shareholders' equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 and 14,900,000 shares issued and outstanding as of 30 September, 2022 and 31 March, 2022, respectively	2,980		2,980
Additional paid-in capital	18,055,407		18,055,407
Statutory reserve	745,590		745,590
Accumulated profits	26,034,769		29,018,885
Accumulated other comprehensive income	(2,176,309)		2,440,423
TOTAL SHAREHOLDERS' EQUITY	$ 42,662,437		$ 50,263,285